Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 30, 2017	Jun. 03, 2016	Feb. 19, 2016	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Principal Stockholders [Member]
Payments for repurchase of private placement		$ 86		$ 20,000
Principal Stockholders [Member] | Subscription Agreement [Member]
Payments for repurchase of private placement					$ 40,000
Securities Escrow Agreement [Member] | Principal Stockholders [Member]
Number of common stock shares into escrow			400,000
Listing Escrow Shares [Member] | Principal Stockholders [Member]
Number of escrowed shares returned						200,000
Spondoolies-Tech Ltd [Member] | Merger Escrow Shares [Member] | Principal Stockholders [Member]
Number of escrowed shares returned						200,000
Charles Allen [Member]
Number of escrowed shares cancelation	24,000,000
Charles Allen [Member] | Chief Financial Officer [Member]
Number of escrowed shares cancelation	24,000,000
Post-split shares of commons stock	400,000
Adjustment to additional paid in capital	$ 400